COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (97,793)	$ (13,810)	¥ (84,923)	¥ (89,954)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	31,303	4,421	6,486	2,285
Share-based compensation	55,351	7,817
Provision for (reversal of) allowance for doubtful accounts	5,702	805	(3,295)	26,792
Inventory write-down	66,621	9,409	40,587	42,058
Loss on disposal of property and equipment	11	1	419
Share of loss in equity method investments			1,090	1,607
Gain on deemed sale or disposal of equity investment			(7,600)
Gain on disposal of a subsidiary	699	100
Interest expense of capital lease	695	98
Changes in assets and liabilities:
Accounts receivable	(33,811)	(4,775)	(23,299)	(6,303)
Amounts due from related parties			295	4,354
Inventories	114	16	59,645	(127,863)
Advances to suppliers	(256)	(36)	(14,637)	(10,034)
Prepaid expenses and other current assets	(4,531)	(640)	(2,841)	1,034
Other non-current assets	(1,276)	(180)	(865)	635
Accounts payable	32,947	4,653	4,549	4,192
Notes payable	(23,947)	(3,382)	(16,461)	47,106
Amount due to related parties	3,148	445	10,134	43,988
Accrued salary and benefits	10,186	1,439	17,481	18,166
Accrued expenses and other current liabilities	(4,234)	(598)	9,227	6,591
Deferred income	10,033	1,417
Income tax payable	502	71	(5,277)	5,921
Other non-current liabilities	500	71	(100)	1,850
Net cash (used in) provided by operating activities	50,566	7,142	(9,385)	(27,575)
Cash flows from investing activities:
Purchases of short-term investments	(141,450)	(19,977)
Maturity of short-term investments	65,000	9,180
Purchases of long-term equity investments	(80,036)	(11,303)		(190)
Purchases of property and equipment	(39,170)	(5,532)	(6,820)	(1,808)
Purchases of intangible assets	(215)	(30)
Proceeds from disposal of property and equipment			118
Proceeds from disposal of a subsidiary	1,020	144
Cash received in business acquisition, net of cash paid				49
Repayment to related party for purchase of property and equipment	(125,398)	(17,710)
Net cash used in investing activities	(320,249)	(45,228)	(6,702)	(1,949)
Cash flows from financing activities:
Capital contribution from non-controlling interest holders				490
Cash paid for acquisition of non-controlling interest				(1,344)
Transaction cost in relation to capital contribution			(8,491)
Payment of subscription receivable for ordinary shares	558,996	78,945
Payment of initial public offering costs	(19,221)	(2,715)
Proceeds from issuance of ordinary shares upon public offering	781,212	110,328
Proceeds from exercise of share options	475	67
Proceed from short-term borrowing	59,000	8,332	20,000
Repayment of short-term borrowing	(59,000)	(8,332)	(20,000)
Payment of note payable assumed in the acquisition				(5,070)
Repayment of related party loans	(434,513)	(61,365)
Payment of capital lease	(1,359)	(192)
Dividend paid to non-controlling interest holder	(115)	(16)	(17,035)
Advances from related party			114,513	45,000
Net cash provided by financing activities	885,475	125,052	88,987	39,076
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	4,538	641
Net increase in cash, cash equivalents and restricted cash	620,330	87,607	72,900	9,552
Cash, cash equivalents and restricted cash at beginning of year	103,821	14,662	30,921	21,369
Cash, cash equivalents and restricted cash at end of year	724,151	102,269	103,821	30,921
Reconciliation in amounts on combined and consolidated balance sheets:
Cash and cash equivalents	718,478	101,468	89,960	9,713
Restricted cash	5,673	801	13,861	21,208
Supplemental disclosure information:
Income tax paid	7,557	1,067	15,690	9,922
Interest expense paid	58	8	107
Supplemental disclosure of non-cash investing and financing activities:
Liabilities assumed in the acquisition (Note 3)				¥ 5,093
Acquisition of exclusive cooperation rights via issuance of ordinary shares (Note 9)			103,000
Acquisition of non-controlling interest via issuance of ordinary shares (Note 15)			656,000
Capital contribution from Hangzhou Ruhnn in connection with the forgiveness of related party payable			50,233
Capital lease obligation incurred in connection with leased equipment			12,011
Purchases of property and equipment included in payables	7,870	1,111	125,398
Initial public offering costs included in payables	¥ 3,549	$ 501
Dividend payable to non-controlling interest holder			¥ 115